Benefit Plans (Schedule of Fair Value of Pension Plan Assets by Three Level Fair Value Hierarchy) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total	$ 4,824	$ 4,236
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	1,372	2,517
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	3,452	1,719
Cash and cash-equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	179	266
Cash and cash-equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	179	266
Cash and cash-equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	1,892	1,627
U.S. equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	1,018	1,627
U.S. equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	874	0
International equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	839	712
International equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	165	614
International equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	674	98
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Total	1,914	1,631
Fixed income securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	10	10
Fixed income securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	$ 1,904	$ 1,621